UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 1998

Check here if Amendment ______; Amendment Number: __________
  This Amendment (Check only one.):	_____ is a restatement.
					_____ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		  Winslow Asset Management, Inc.
Address:		  25201 Chagrin Boulevard
		  Suite 185
		  Beachwood, Ohio 44122

Form 13F File Number: 	28-10889

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Susan F. Akers
Title:	Vice President, Chief Compliance Officer
Phone:	216-360-4700

Signature, Place and Date of Signing:

/s/ SUSAN F. AKERS		Beachwood, Ohio		June 4, 2004
SUSAN F. AKERS

Report Type (Check only one.):

?	13F HOLDINGS REPORTS (Check here if all holdings of
       this reporting manager are reported in this report).

13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other reporting manager (s).)



FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	106

Form 13F Information Table Value Total:	$138,067	(thousands)


List of Other Included Managers:

NONE










Voting


Value

Investment
Other
Authority
Security
Cusip
(x$1000)
Quantity
Discretion
Managers
Sole
AIRTOUCH COMMUNICATION COM
00949T100
$214
3,752
Sole
None
3,752
ALLSTATE CORP COM
020002101
$383
9,217
Sole
None
9,217
AMERICAN EXPRESS CO COM
025816109
$1,157
14,900
Sole
None
14,900
AMERICAN GREETINGS CP CL A
026375105
$260
6,560
Sole
None
6,560
AMERICAN INTL GROUP COM
026874107
$383
4,892
Sole
None
4,892
AMERIPATH INC COM
03071D109
$3,165
212,800
Sole
None
212,800
ASSOCIATED ESTATE RLTY COM
045604105
$2,185
119,700
Sole
None
119,700
ASSOCIATES FIRST CAP CL A
046008108
$263
4,030
Sole
None
4,030
ATLANTIC RICHFIELD CO COM
048825103
$851
12,000
Sole
None
12,000
AVERY DENNISON CORP COM
053611109
$293
6,700
Sole
None
6,700
BAKER HUGHES INC COM
057224107
$1,489
70,896
Sole
None
70,896
BANK ONE CORP COM
06423A103
$466
10,985
Sole
None
10,985
BANKAMERICA CORP NEW COM
060505104
$1,285
24,020
Sole
None
24,020
BOYKIN LODGING CO COM
103430104
$2,103
139,600
Sole
None
139,600
BRIGHT HORIZON FAMILY COM
109195107
$259
12,200
Sole
None
12,200
BRINKER INTL INC COM
109641100
$1,682
88,800
Sole
None
88,800
BRISTOL MYERS SQUIBB COM
110122108
$1,531
14,740
Sole
None
14,740
BROWNING FERRIS INDS COM
115885105
$457
15,100
Sole
None
15,100
CAMDEN PPTY TR SH BEN INT
133131102
$2,214
79,243
Sole
None
79,243
CANADIAN NATL RY CO COM
136375102
$1,004
22,500
Sole
None
22,500
CATERPILLAR INC DEL COM
149123101
$543
12,200
Sole
None
12,200
CENDANT CORP COM
151313103
$1,371
117,952
Sole
None
117,952
CENTEX CORP COM
152312104
$987
28,600
Sole
None
28,600
CENTRAL NEWSPAPERS INC CL A
154647101
$1,419
24,900
Sole
None
24,900
CHART INDS INC COM
16115Q100
$586
96,700
Sole
None
96,700
CISCO SYS INC COM
17275R102
$1,054
17,050
Sole
None
17,050
COMDISCO INC COM
200336105
$2,201
161,550
Sole
None
161,550
COMERICA INC COM
200340107
$553
10,094
Sole
None
10,094
CONSOLIDATED STORES CP COM
210149100
$1,021
52,024
Sole
None
52,024
CROSSMANN CMNTYS INC COM
22764E109
$1,898
94,300
Sole
None
94,300
DONALDSON LUFKN&JEN NW
COM
257661108
$317
12,400
Sole
None
12,400
DU PONT E I DE NEMOURS COM
263534109
$394
7,000
Sole
None
7,000
DUKE REALTY INVT INC COM NEW
264411505
$1,667
71,900
Sole
None
71,900
EASTMAN KODAK CO COM
277461109
$4,133
53,765
Sole
None
53,765
EEX CORP COM
26842V207
$504
103,300
Sole
None
103,300
ELAN PLC ADR
284131208
$339
4,708
Sole
None
4,708
ELSAG BAILEY PROCESS COM
N2925S101
$1,950
92,600
Sole
None
92,600
ENRON CORP COM
293561106
$2,953
55,200
Sole
None
55,200
ESSEF CORP COM
269145108
$1,247
71,280
Sole
None
71,280
EVEREN CAPITAL CORP COM
299761106
$306
12,600
Sole
None
12,600
EXXON CORP COM
30231G102
$253
3,584
Sole
None
3,584
FIRST UN CORP COM
337358105
$385
7,520
Sole
None
7,520
FLUOR CORP COM
343412102
$2,519
61,350
Sole
None
61,350
FORD MTR CO DEL COM
345370860
$761
16,188
Sole
None
16,188
GENCORP INC COM
368682100
$2,729
141,768
Sole
None
141,768
GENERAL ELEC CO COM
369604103
$1,380
17,340
Sole
None
17,340
GENERAL MTRS CORP COM
370442105
$2,902
52,888
Sole
None
52,888
GEORGIA PAC CORP COM GA PAC
GRP
373298108
$333
7,300
Sole
None
7,300
GILLETTE CO COM
375766102
$272
7,100
Sole
None
7,100
GTE CORP COM
362320103
$2,431
44,201
Sole
None
44,201
HALLIBURTON CO COM
406216101
$1,830
63,660
Sole
None
63,660
HALLWOOD ENERGY PARTNR
UNIT LTD PARTN
40636P201
$50
10,000
Sole
None
10,000
HANNA M A CO COM
410522106
$1,040
92,425
Sole
None
92,425
HARTFORD FINL SVCS COM
416515104
$598
12,600
Sole
None
12,600
HILFIGER TOMMY CORP ORD
G8915Z102
$2,813
68,600
Sole
None
68,600
HORACE MANN EDUCTR CP COM
440327104
$1,963
65,444
Sole
None
65,444
HUFFY CORP COM
444356109
$1,394
98,725
Sole
None
98,725
INTEL CORP COM
458140100
$4,747
55,364
Sole
None
55,364
INTERNATIONAL BUS MACH COM
459200101
$262
2,040
Sole
None
2,040
INTL PAPER CO COM
460146103
$280
6,000
Sole
None
6,000
ITT INDS INC IND COM
450911102
$1,098
32,400
Sole
None
32,400
J P MORGAN CHASE & CO COM
46625H100
$219
2,588
Sole
None
2,588
KEMPER NEW EUROPE FD CL M
48841Y404
$1,166
70,940
Sole
None
70,940
KENNAMETAL INC COM
489170100
$1,166
43,300
Sole
None
43,300
KIMBERLY CLARK CORP COM
494368103
$550
13,572
Sole
None
13,572
LILLIAN VERNON CORP COM
532430105
$941
69,400
Sole
None
69,400
LITCHFIELD FINL CORP COM
536619109
$2,877
175,702
Sole
None
175,702
LOEWS CORP COM
540424108
$1,002
11,872
Sole
None
11,872
MENTOR CORP MINN COM
587188103
$448
39,400
Sole
None
39,400
MERCK & CO INC COM
589331107
$4,379
33,800
Sole
None
33,800
MOBIL CORP COM
607059102
$687
9,050
Sole
None
9,050
MONSANTO CO COM
611662107
$230
4,080
Sole
None
4,080
MORGAN STANLEY DEAN WITTER
& CO NEW
617446448
$206
4,776
Sole
None
4,776
NATIONAL CITY CORP COM
635405103
$710
10,762
Sole
None
10,762
NATIONAL SEMICONDUCTOR COM
637640103
$1,548
159,762
Sole
None
159,762
NORDSON CORP COM
655663102
$2,101
44,700
Sole
None
44,700
NORDSTROM INC
655664100
$2,907
117,440
Sole
None
117,440
OWENS & MINOR INC NEW COM
690732102
$2,959
254,502
Sole
None
254,502
PFIZER INC COM
717081103
$590
5,580
Sole
None
5,580
PROGRESSIVE CORP OHIO COM
743315103
$677
6,000
Sole
None
6,000
PROGRESSIVE CORP OHIO COM
743315103
$4,657
41,303
Sole
None
41,303
QUALITY DINING INC COM
74756P105
$357
112,100
Sole
None
112,100
RJR NABISCO HLDGS CORP COM
NEW
62952P102
$2,118
84,100
Sole
None
84,100
ROCKWELL COLLINS INC COM
774341101
$1,883
93,864
Sole
None
93,864
ROYAL DUTCH PETE CO NY REG
GLD1.25
780257804
$248
5,200
Sole
None
5,200
SAKS INC COM
79377W108
$210
9,368
Sole
None
9,368
SBC COMMUNICATIONS INC COM
78387G103
$3,458
77,934
Sole
None
77,934
SCHLUMBERGER LTD COM
806857108
$1,313
25,800
Sole
None
25,800
SCOTTS CO CL A
810186106
$2,605
85,070
Sole
None
85,070
SCUDDER NEW ASIA FD COM
811183102
$566
76,060
Sole
None
76,060
SEARS ROEBUCK & CO COM
812387108
$253
5,720
Sole
None
5,720
SECURITY FIRST CORP COM
81425K102
$356
17,040
Sole
None
17,040
SIMON PPTY GROUP NEW COM
828806109
$2,212
74,348
Sole
None
74,348
STARWOOD HOTEL&RESORTS
COMBND CTF NEW
85590A203
$490
16,144
Sole
None
16,144
SUNGLASS HUT INTL INC COM
86736F106
$1,270
220,900
Sole
None
220,900
TECUMSEH PRODS CO CL A
878895200
$917
18,700
Sole
None
18,700
TENET HEALTHCARE CORP COM
88033G100
$889
30,930
Sole
None
30,930
TEXACO INC COM
881694103
$1,389
22,200
Sole
None
22,200
TOLL BROTHERS INC COM
889478103
$368
16,031
Sole
None
16,031
TRW INC COM
872649108
$1,695
38,204
Sole
None
38,204
UNITED ASSET MGMT CORP COM
909420101
$2,614
121,600
Sole
None
121,600
VENTAS INC COM
92276F100
$158
13,301
Sole
None
13,301
WACHOVIA CORP 2ND NEW COM
929903102
$410
8,000
Sole
None
8,000
WILD OATS MARKETS INC COM
96808B107
$4,024
148,360
Sole
None
148,360
XEROX CORP COM
984121103
$254
3,000
Sole
None
3,000
YORK INTL CORP NEW COM
986670107
$864
25,900
Sole
None
25,900









$138,067